Inventories, Net (Details) - Schedule of inventories - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Work in process	$ 23,124	$ 20,760	$ 22,167
Raw materials	26,128	25,266	17,451
Finished goods	8,829	7,398	5,350
Total	$ 58,081	$ 53,424	$ 44,968